MEMBERS' EQUITY STRUCTURE	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
MEMBERS’ EQUITY STRUCTURE
MEMBERS’ EQUITY STRUCTURE
PBF LLC Capital Structure
PBF LLC Series A Units
The allocation of profits and losses and distributions to PBF LLC Series A unit holders is governed by the Limited Liability Company Agreement of PBF LLC. These allocations are made on a pro rata basis with PBF LLC Series C Units. PBF LLC Series A unit holders do not have voting rights.
PBF LLC Series B Units
The PBF LLC Series B Units are intended to be “profit interests” within the meaning of Revenue Procedures 93-27 and 2001-43 of the Internal Revenue Service and have a stated value of zero at issuance. The PBF LLC Series B Units are held by certain of the Company’s current and former officers, have no voting rights and are designed to increase in value only after the Company’s financial sponsors achieve certain levels of return on their investment in PBF LLC Series A Units. Accordingly, the amounts paid to the holders of PBF LLC Series B Units, if any, will reduce only the amounts otherwise payable to the PBF LLC Series A Units held by the Company’s financial sponsors, and will not reduce or otherwise impact any amounts payable to PBF Energy (the holder of PBF LLC Series C Units), the holders of PBF Energy’s Class A common stock or any other holder of PBF LLC Series A Units. The maximum number of PBF LLC Series B Units authorized to be issued is 1,000,000.
PBF LLC Series C Units
The PBF LLC Series C Units rank on a parity with the PBF LLC Series A Units as to distribution rights, voting rights and rights upon liquidation, winding up or dissolution. PBF LLC Series C Units are held solely by PBF Energy.
Information about the issued classes of PBF LLC units for the years ended December 31, 2017, 2016 and 2015, is as follows:

	Series A Units	Series B Units	Series C Units
Balance - January 1, 2014	57,201,674	1,000,000	39,665,473
Secondary offering transactions	(48,000,000)	—	48,000,000
Issuances of restricted stock	—	—	30,348
Exercise of warrants and options	26,533	—	—
Exchange of Series A Units for Class A common stock of PBF Energy Inc.	(56,694)	—	56,694
Redemption of C Units in connection with stock repurchase	—	—	(5,765,946)
Surrender of units for tax withholding	(817)	—	(5,450)
Balance - December 31, 2014	9,170,696	1,000,000	81,981,119
Secondary offering transaction	(3,804,653)	—	3,804,653
Issuances of restricted stock	—	—	247,720
Exercise of warrants and options	149,974	—	12,766
Exchange of Series A Units for Class A common stock of PBF Energy Inc.	(529,178)	—	529,178
Redemption of C Units in connection with stock repurchase	—	—	(284,771)
Surrender of units for tax withholding	(1,481)	—	(8,732)
Purchase of Series C units in connection with the October 2015 Equity Offering	—	—	11,500,000
Balance—December 31, 2015	4,985,358	1,000,000	97,781,933
Issuance of restricted stock	—	—	320,458
Exercise of warrants and options	25,550	—	11,650
Exchange of Series A Units for Class A common stock of PBF Energy Inc.	(1,090,006)	—	1,090,006
Purchase of Series C units in connection with the December 2016 Equity Offering	—	—	10,000,000
Balance—December 31, 2016	3,920,902	1,000,000	109,204,047
Issuance of restricted stock	—	—	702,404
Exercise of warrants and options	64,373	—	462,500
Exchange of Series A Units for Class A common stock of PBF Energy Inc.	(196,580)	—	196,580
Redemption of C Units in connection with stock repurchase	(21,231)	—	21,231
Balance—December 31, 2017	3,767,464	1,000,000	110,586,762

The warrants and options exercised in the table above include both non-compensatory and compensatory PBF LLC Series A warrants and options.
Repurchase Program
PBF Energy’s Board of Directors authorized the repurchase of up to $300,000 of the Company’s Series C Units, through the repurchase of PBF Energy’s Class A common stock (the “Repurchase Program”). On September 26, 2016, PBF Energy’s Board of Directors approved a two year extension to the Repurchase Program. As a result of the extension, the Repurchase Program will expire on September 30, 2018. No repurchases of the Company's Series C Units were made during the year ended December 31, 2017. From inception of the Repurchase Program through December 31, 2016, the Company has purchased approximately 6.05 million of the Company’s Series C Units under the Repurchase Program, for a total of $150,804 through the purchase of PBF Energy’s Class A common stock in open market transactions.
These repurchases of Series C Units through the repurchases of PBF Energy Class A common stock may be made from time to time through various methods, including open market transactions, block trades, accelerated share repurchases, privately negotiated transactions or otherwise, certain of which may be effected through Rule 10b5-1 and Rule 10b-18 plans. The timing and number of units repurchased will depend on a variety of factors, including price, capital availability, legal requirements and economic and market conditions. The Company is not obligated to purchase any units under the Repurchase Program, and repurchases may be suspended or discontinued at any time without prior notice.

As of December 31, 2017, the Company had $149,196 remaining in authorized expenditures under the Repurchase Program.
The Company also records Series A units surrendered to cover income tax withholdings for certain directors and employees and others pursuant to the vesting of certain awards under the Company’s equity-based compensation plans as treasury shares.